UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and Address of issuer:

               The AllianceBernstein Portfolios
               1345 Avenue of the Americas
               New York, New York  10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):          [  ]

               AllianceBernstein Growth Fund


3.   Investment Company Act File Number:

               811-05088

     Securities Act File Number:

               033-12988


4(a). Last day of fiscal year for which this Form is filed:

               July 31, 2005


4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).[ ] Check box if this is the last time the issuer will be filing this Form.


5.   Calculation of registration fee:

          (i)  Aggregate sale price of securities sold
               during the fiscal year pursuant to
               section 24(f):                                     $105,853,280


          (ii) Aggregate price of securities redeemed
               or repurchased during the fiscal year:             $524,568,904


         (iii) Aggregate price of securities redeemed
               or repurchased during any prior fiscal
               year ending no earlier than October 11,
               1995 that were not previously used to
               reduce registration fees payable to the
               Commission:                                      $1,880,382,638


          (iv) Total available redemption credits [add
               Items 5(ii) and 5(iii)]:                         $2,404,951,542


          (v)  Net sales - if Item 5(i) is greater than
               Item 5(iv) [subtract Item 5(iv) from
               Item 5(i)]:                                              $0


          (vi) Redemption credits available for use in
               future years - if Item 5(i) is less than
               Item 5(iv) [subtract Item 5(iv) from
               Item 5(i)]:                                    ($2,299,098,262)


         (vii) Multiplier for determining registration
               fee (See Instruction C.9):                         x$0.00011770

        (viii) Registration fee due [multiply Item
               5(v) by Item 5(vii)] (enter "0" if no
               fee is due):                                             =$0


6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted here:      N/A

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
     years, then state that number here:                                _ N/A


7.   Interest due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):                   + $0


8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                              = $0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

               [ ]   Wire Transfer
               [ ]   Mail or other means

                                    Signature

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/Stephen J. Laffey
                             --------------------------
                                Stephen J. Laffey
                                Assistant Clerk

Date October 27, 2005

*Please print the name and title of the signing officer below the signature.


00250.0082 #610461